Consolidated Statements of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Operating activities:
Net cash generated from operating activities before income tax paid	$ 33,536	$ 19,922	$ 11,716
Income tax paid	(650)	(730)	(1,686)
Net cash generated from continuing operating activities	32,886	19,192	10,030
Net cash generated from discontinued operating activities	2,848	6,354	14,120
Net cash generated from operating activities	35,734	25,546	24,150
Investing activities:
(Increase) / Decrease of interest in associates and joint ventures		(996)	(576)
Acquisition of subsidiaries, net of funds acquire	(544)	672	733
Decrease in cash due to deconsolidation of subsidiaries			(344)
Capital contributions to associates and joint ventures	(2,852)	(31)
Acquisition, improvements and advance payments for the development of investment properties	(4,389)	(6,430)	(4,729)
Proceeds from sales of investment properties	13,402	1,462	887
Acquisitions and improvements of property, plant and equipment	(6,116)	(6,940)	(6,557)
Advance payments	(79)	(9)	(51)
Acquisition of intangible assets	(4,043)	(4,022)	(1,668)
Proceeds from sales of property, plant and equipment	3,382	31	51
Net decrease / (increase) of restricted assets, net	6,494	1,909	(7,226)
Dividends collected from associates and joint ventures	2,033	1,556	739
Proceeds from sales of interest held in associates and joint ventures	5,049	8,377	96
Proceeds from loans granted		240	1,612
Acquisition of investment in financial assets	(12,837)	(57,996)	(78,493)
Proceeds from disposal of investments in financial assets	36,619	78,765	73,775
Interest collected from financial assets	728
Dividends received	107	(24)	367
Proceeds / (Payments) from other assets acquisition	28		(297)
Loans granted to related parties	(165)	(6)	(1,065)
Loans granted	(922)	(130)	(280)
Advanced proceeds from sales of farmlands		206	300
Farmlands sale advance			209
Proceeds from liquidation of associate			29
Cash incorporated by business combination, net of cash paid	1,961
Net cash generated from / (used in) continuing investing activities	37,856	16,634	(22,488)
Net cash (used in) / generated from discontinued investing activities	2,455	(6,082)	(9,065)
Net cash generated from / (used in) investing activities	40,311	10,552	(31,553)
Financing activities:
Borrowings and issuance of non-convertible notes	47,777	55,708	47,023
Payment of borrowings and non-convertible notes	(72,590)	(54,274)	(45,233)
Obtaining / (Payment) of short term loans, net	(2,459)	2,248	1,661
Interest paid	(21,909)	(20,059)	(14,266)
Repurchase of own shares		(1,228)	(1,784)
Repurchase of non-convertible notes	(13,644)	(8,291)	(1,329)
Capital contributions from non-controlling interest in subsidiaries		2,761	791
Acquisition of non-controlling interest in subsidiaries	(602)	(7,200)	(1,634)
Capital distribution to subsidiaries non-controlling interest			(89)
Proceeds from sales of non-controlling interest in subsidiaries	379	13	6,933
Loans received from associates and joint ventures, net			143
Issuance of capital in subsidiaries
Dividends paid to subsidiaries non-controlling interest	(1,997)	(2,138)	(4,363)
Proceeds from derivative financial instruments, net	(3,928)	(726)	(4)
Payment from derivative financial instruments			(147)
Charge for issue of shares and other equity instrument in subsidiaries	1,897		40
Payment of seller financing		(4)	(224)
Net cash (used in) /generated from continuing financing activities	(67,076)	(33,190)	(12,482)
Net cash generated from / (used in) discontinued financing activities	(5,548)	7,455	8,473
Net cash (used in) / generated from financing activities	(72,624)	(25,735)	(4,009)
Net (decrease) / increase in cash and cash equivalents from continuing activities	3,666	2,636	(24,940)
Net (decrease) / increase in cash and cash equivalents from discontinued activities	(245)	7,727	13,528
Net (decrease) / increase in cash and cash equivalents	3,421	10,363	(11,412)
Cash and cash equivalents at beginning of the year	89,304	85,938	73,012
Cash and cash equivalents reclassified as held-for-sale	(450)	(242)	(856)
Foreign exchange gain / (loss) and inflation adjustment on cash and changes in fair value of cash equivalents	8,651	(6,755)	25,194
Cash and cash equivalents at the end of the year	$ 100,926	$ 89,304	$ 85,938